Income Tax Expense	12 Months Ended
Dec. 31, 2023
Income Tax Expense [Abstract]
Income tax expense

Note 9. Income tax expense

	Consolidated			Consolidated
	2023	2022	2021	2023
	AUD$	AUD$	AUD$	$

Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(6,750,168)	(327,483)	(2,695,679)	(4,617,115)

Tax at the statutory tax rate of 27.5% (Australian company tax rate)	(1,856,296)	(90,058)	(741,312)	(1,269,707)

Tax expenses related with previous years’ non-deductible/(taxable) costs in calculating taxable income	104,840	-	-	71,710
Effect of statutory tax rates difference between Australian company tax rate to Israeli company’s tax rate (23%)	233,122	200,724	55,127	159,456
Effect of statutory tax rates difference between Australian company tax rate to U.S. Federal company’s tax rate (21%)	(6,687)	-	-	(4,574)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Share-based payments	242,565	85,045	61,372	165,915
Other temporary differences not recognised	1,404,253	(181,725)	633,979	960,509

Income tax expense	121,797	13,986	9,166	83,309

Deferred tax assets relating to temporary differences and unused tax losses are recognised only to the extent that is it probable that future taxable profits will be available against which the benefits of the deferred tax asset can be utilised.